Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 3,047	$ 8,256
Derivative financial instruments:
(Loss) gain arising during the period	(322)	1,680
Reclassification adjustments for loss (gain) included in the condensed consolidated statements of operations and financial position (basis adjustment)	84	(241)
Other comprehensive income, before tax, change in value of derivative financial instruments	(238)	1,439
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	1,181	(1,129)
Other comprehensive income, before tax, exchange differences on translation	1,181	(1,129)
Share of other comprehensive income related to associates and joint ventures:
(Loss) gain arising during the period	(76)	32
Reclassification adjustments for gain included in the condensed consolidated statements of operations and financial position (basis adjustment)	(267)	(209)
Total share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(343)	(177)
Income tax expense related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(34)	(576)
Investments in equity instruments at FVOCI:
Loss arising during the period	(93)	(257)
Share of other comprehensive gain (loss) related to associates and joint ventures	4	(17)
Other comprehensive income that will not be reclassified to profit or loss, before tax	(89)	(274)
Employee benefits - Recognized actuarial gain	0	14
Share of other comprehensive income related to associates and joint ventures	10	0
Income tax expense related to components of other comprehensive income that cannot be recycled to the condensed consolidated statements of operations		(4)
Other comprehensive income (loss)	487	(707)
Total other comprehensive income (loss)
Equity holders of the parent	476	(673)
Non-controlling interests	11	(34)
Total comprehensive income (loss)	3,534	7,549
Total comprehensive income attributable to:
Equity holders of the parent	3,432	7,375
Non-controlling interests	$ 102	$ 174